Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class, Including Two Class Method

	Three months ended		Six months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Earnings per common share
Net income	$53.7	$83.9	$134.9	$1,816.5
Weighted average common shares outstanding	117,089,293	110,771,897	117,373,655	110,771,897
Earnings per common share	$0.46	$0.76	$1.15	$16.40

Earnings per diluted common share
Net income	$53.7	$83.9	$134.9	$1,816.5
Weighted average common shares outstanding	117,089,293	110,771,897	117,373,655	110,771,897
Share-based compensation plans	535,729	53,801	487,327	35,867
Weighted average diluted common shares outstanding	117,625,022	110,825,698	117,860,982	110,807,764
Earnings per diluted common share	$0.46	$0.76	$1.14	$16.39